FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets:
Short-term investments	$ 96,638
Bank deposits
Assets:
Short-term investments	25,354
Agency bonds
Assets:
Short-term investments	35,985
Treasury bills
Assets:
Short-term investments	5,964
Fair Value, Recurring | Level 1
Assets:
Cash and cash equivalents	25,199
Short-term investments	0
Assets	25,199
Liabilities:
Warrant liability		$ 10,364
Liabilities		10,364
Total	25,199	(10,364)
Fair Value, Recurring | Level 1 | Warrant liability – Public warrants
Liabilities:
Warrant liability		10,364
Fair Value, Recurring | Level 1 | Warrant liability – Private warrants
Liabilities:
Warrant liability		0
Fair Value, Recurring | Level 1 | Bank deposits
Assets:
Short-term investments	0
Fair Value, Recurring | Level 1 | Agency bonds
Assets:
Short-term investments	0
Fair Value, Recurring | Level 1 | Municipal bonds
Assets:
Short-term investments	0
Fair Value, Recurring | Level 1 | Commercial paper
Assets:
Short-term investments	0
Fair Value, Recurring | Level 1 | Treasury bills
Assets:
Short-term investments	0
Fair Value, Recurring | Level 1 | Money market fund
Assets:
Cash and cash equivalents	25,199
Fair Value, Recurring | Level 2
Assets:
Cash and cash equivalents	0
Short-term investments	96,638
Assets	96,638
Liabilities:
Warrant liability		0
Liabilities		0
Total	96,638	0
Fair Value, Recurring | Level 2 | Warrant liability – Public warrants
Liabilities:
Warrant liability		0
Fair Value, Recurring | Level 2 | Warrant liability – Private warrants
Liabilities:
Warrant liability		0
Fair Value, Recurring | Level 2 | Bank deposits
Assets:
Short-term investments	25,354
Fair Value, Recurring | Level 2 | Agency bonds
Assets:
Short-term investments	35,985
Fair Value, Recurring | Level 2 | Municipal bonds
Assets:
Short-term investments	508
Fair Value, Recurring | Level 2 | Commercial paper
Assets:
Short-term investments	28,827
Fair Value, Recurring | Level 2 | Treasury bills
Assets:
Short-term investments	5,964
Fair Value, Recurring | Level 2 | Money market fund
Assets:
Cash and cash equivalents	0
Fair Value, Recurring | Level 3
Assets:
Cash and cash equivalents	0
Short-term investments	0
Assets	0
Liabilities:
Warrant liability		10,670
Liabilities		10,670
Total	0	(10,670)
Fair Value, Recurring | Level 3 | Warrant liability – Public warrants
Liabilities:
Warrant liability		0
Fair Value, Recurring | Level 3 | Warrant liability – Private warrants
Liabilities:
Warrant liability		$ 10,670
Fair Value, Recurring | Level 3 | Bank deposits
Assets:
Short-term investments	0
Fair Value, Recurring | Level 3 | Agency bonds
Assets:
Short-term investments	0
Fair Value, Recurring | Level 3 | Municipal bonds
Assets:
Short-term investments	0
Fair Value, Recurring | Level 3 | Commercial paper
Assets:
Short-term investments	0
Fair Value, Recurring | Level 3 | Treasury bills
Assets:
Short-term investments	0
Fair Value, Recurring | Level 3 | Money market fund
Assets:
Cash and cash equivalents	$ 0